Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000005540 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000005540 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000005540 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000005540 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000005540 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005540 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000005540 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005540 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000005540 | Life Care/Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000005540 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000005540 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000005540 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005540 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005540 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005540 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005540 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005540 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193179 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000193179 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000193179 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000193179 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000193179 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193179 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000193179 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000193179 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000193179 | Life Care/Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000193179 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000193179 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000193179 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000193179 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000193179 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000193179 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193179 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193179 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.10%